Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Detail) - Restricted Shares [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 1,566	$ 225	¥ 3,520	¥ 7,039
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	470	68	1,056	2,112
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 1,096	$ 157	¥ 2,464	¥ 4,927